Derivative and Hedging Activities - Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance (Details) - Interest rate swaps (EUR) - Interest rate swaps, net - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in accumulated other comprehensive income from derivatives (effective portion)	$ (5,071)	$ 1,694	$ (14,661)	$ 13,209	$ 8,800	$ 5,670	$ (1,901)
Amount of gain (loss) recognized in income on derivative instruments (ineffective portion and amount excluded from effectiveness testing)	(461)	(62)	(492)	(65)	(371)	0	0
Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of loss reclassified from accumulated other comprehensive income into income as interest expense (effective portion)	$ (1,333)	$ (906)	$ (2,591)	$ (1,727)	$ (4,166)	$ (2,087)	$ (123)